PREPAID EXPENSES AND OTHER ASSETS - Schedule of prepaid expenses and other assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAID EXPENSES AND OTHER ASSETS
Advances to suppliers	¥ 47,204		¥ 70,364
Other receivables	37,236		31,502
Prepayment for equipment	2,367		9,444
Lease hold improvement	1,383		527
Prepaid expenses	1,138
Expected return assets	88		17
Total	89,416		111,854
Less: non-current portion	(18,053)	$ (2,473)	(10,535)
Prepaid expenses and other assets-current portion	¥ 71,363	$ 9,777	¥ 101,319